Investment Objectives and Goals - Amplify SILJ Covered Call ETF	Aug. 15, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY SILJ COVERED CALL ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to balance high income and capital appreciation through investment exposure to junior silver mining companies and a covered call strategy.